NOTES PAYABLE – RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY

NOTE 7. NOTES PAYABLE

CARES Act – Paycheck Protection Program (PPP Note)

On May 1, 2020, the Company received proceeds of $50,632 from a promissory note (the “PPP Note”) issued under the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Note bears interest at a rate of 1.00% per annum. The PPP Note was not forgiven, and the Company commenced repayment of the PPP Note in August 2022. The PPP Note was repaid in full during the fiscal year ended December 31, 2025. As of June 30, 2026, and December 31, 2025, the outstanding balance of the PPP Note was $0 and $0, respectively.

SBA Loan

On May 22, 2020, the Company received proceeds of $144,900 under the U.S. Small Business Administration’s Economic Injury Disaster Loan (“EIDL”) program. The loan bears interest at a rate of 3.75% per annum on funds advanced. Installment payments of $707 per month, consisting of both principal and interest, are required, with the remaining principal and interest balance payable thirty (30) years from the date of the promissory note. As of June 30, 2026, and December 31, 2025, the non-current balance outstanding under the SBA loan was $101,426 and $105,678, respectively.

Business Acquisition Loan

As of June 30, 2026, and December 31, 2025, the Company had outstanding seller financing obligations incurred in connection with prior business acquisitions in the aggregate amount of $2,350,000 and $2,350,000, respectively, presented as Business acquisition loan on the consolidated balance sheets.

The $2,350,000 aggregate balance is comprised of:

(i) $350,000 representing the unpaid portion of the purchase consideration owed to the former shareholders of Alchemy Markets Ltd. (“AML”) in connection with the Company’s June 2023 acquisition of AML, which amount is currently the subject of litigation as described below; and

(ii) $2,000,000 representing seller financing provided by Sync Capital Limited, a Seychelles entity controlled and owned by Mr. Gope S. Kundnani, a Director and majority shareholder of the Company, in connection with the Company’s acquisition of Alchemy International Ltd. (“AIL”).

The $2,000,000 obligation to Sync Capital Limited is non-interest-bearing. Pursuant to the terms of the seller financing arrangement, the obligation, as extended, matures on September 30, 2026 and is expected to be repaid from the proceeds of the Company’s contemplated listing of its common stock on a national securities exchange (the “Uplisting”). The Company has not imputed interest on this obligation, as the lender is a controlling shareholder of the Company, and any imputed interest, if material, would be recognized as a deemed capital contribution from the controlling shareholder with no net effect on stockholders’ equity. No payments were made under this obligation during the three and six months ended June 30, 2026, or 2025. The $2,000,000 obligation to Sync Capital Limited is also disclosed as a related party transaction in Note 5. There can be no assurance as to the timing or consummation of the Uplisting, and the Company’s obligation to repay the $2,000,000 to Sync Capital Limited will remain outstanding until the earlier of repayment at its September 30, 2026 maturity or the completion of the Uplisting, unless the parties otherwise agree to alternative repayment terms.

As of June 30, 2026, the Company has accrued the $350,000 withheld final payment within Business acquisition loan on the consolidated balance sheets. Management, after consultation with legal counsel, is unable to predict the ultimate outcome of the AML Litigation or to estimate the range of possible additional loss, if any, beyond the amount currently accrued. Accordingly, no additional accrual has been recorded as of June 30, 2026. An adverse outcome in the AML Litigation could result in the Company being required to pay additional amounts to the Claimants, which could have a material adverse effect on the Company’s results of operations and financial condition in the period of resolution.

The $2,000,000 obligation to Sync Capital Limited is also disclosed as a related party transaction in Note 5.

NOTE 9. NOTES PAYABLE – RELATED PARTY

Business Acquisition Loan — Seller’s Note

At December 31, 2024, the Company carried a business acquisition loan of $350,000 in connection with a prior acquisition. During the fiscal year ended December 31, 2025, the Company recorded an additional $2,000,000 obligation in connection with the acquisition of Alchemy International Ltd. (“AIL”), representing the cash consideration paid to SYNC Capital Limited pursuant to the Share Purchase Agreement dated October 29, 2025. At December 31, 2025, the total outstanding balance of the business acquisition loan was $2,350,000. The maturity of the $2,000,000 loan obligation was extended to June 30, 2026.

Accrued interest on the business acquisition loan was $14,000 as of December 31, 2025, included within Accrued Interest — Non-Current on the consolidated balance sheet. See Note 7 — Related Party Transactions and Note 2 — Significant Acquisitions for further details regarding the AIL acquisition.

SBA Loan

On May 22, 2020, the Company received $144,900 under the Small Business Administration (“SBA”) Economic Injury Disaster Loan program. The loan bears interest at 3.75% per annum and requires monthly installment payments of $707, including principal and interest, beginning twelve (12) months from the promissory note date. The loan matures thirty (30) years from the promissory note date. At December 31, 2025, and 2024, the outstanding balance was $105,678 and $114,184, respectively, classified as non-current on the consolidated balance sheet.

CARES Act — Paycheck Protection Program (PPP Note)

On May 1, 2020, the Company received proceeds of $50,632 under the Paycheck Protection Program pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Note carried a fixed interest rate of 1.00% per annum. During the fiscal year ended December 31, 2025, the Company repaid the remaining outstanding balance in full. At December 31, 2025, the PPP Note outstanding balance was $0. At December 31, 2024, the outstanding balance was $5,661.

AJB Capital Promissory Note (Fully Retired)

On January 27, 2022, the Company entered into a promissory note with AJB Capital Investments, LLC for $550,000 at a coupon of 10%, maturing July 27, 2022. The note was fully repaid in February 2023. On December 27, 2023, the Company redeemed the associated warrants issued as part of the original agreement for cash payments of $100,000 (paid at execution) and $100,000 (paid on or before January 26, 2024), together with the issuance of 5,000,000 restricted shares of Common Stock on January 2, 2024. At December 31, 2025, and 2024, there was no outstanding balance under the AJB Capital arrangement.

Economic Injury Disaster Loan (EIDL) Grant

On May 14, 2020, the Company received $4,000 as an Economic Injury Disaster Loan emergency grant under the CARES Act. As this grant is forgivable and requires no repayment, the Company recorded it as other income. There was no outstanding repayment obligation as of December 31, 2025, or 2024.

Summary of Outstanding Loan Balances

The following table summarizes outstanding loan and note balances as of December 31, 2025, and 2024:

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Outstanding loan and note payable balances:
Business acquisition loans (Seller’s note)	$2,350,000	$350,000
SBA loan (non-current)	105,678	114,184
PPP loan	—	5,661
AJB promissory note	—	—